OTHER NON-CURRENT ASSETS - THIRD PARTIES	12 Months Ended
Dec. 31, 2023
OTHER NON-CURRENT ASSETS - THIRD PARTIES
OTHER NON-CURRENT ASSETS - THIRD PARTIES
9.	OTHER NON-CURRENT ASSETS – THIRD PARTIES

Other non-current assets consisted of the following:

	As of December 31,
	2023	2022
	US$	US$
Deposits for long-term operating leases	3,288	3,486
Prepayments for purchases of property, equipment and software	920	1,442
Deductible VAT	41,859	5,815
Equity investment(i)	4,466	240
Total	50,533	10,983

(i)Equity investments

In January 2023, the Group invested US$4,317 to incorporate Hubei Changjiang Chegu Industry Investment Fund Partnership (“Changjiang Chegu”) in Chinese mainland and holds 16.67% of Changjiang Chegu’s equity interests. The Group applies the equity method to account for the investment in Changjiang Chegu.